Marketable Securities (Details 2) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Amortized cost	$ 10,905	$ 12,987
Unrealized gains (losses), Gains
Unrealized gains (losses), Losses	(152)	(58)
Market value	10,753	$ 12,929
Due within one year [Member]
Amortized cost	4,513
Unrealized gains (losses), Gains
Unrealized gains (losses), Losses	(34)
Market value	4,479
Due after one year through three years [Member]
Amortized cost	6,392
Unrealized gains (losses), Gains
Unrealized gains (losses), Losses	(118)
Market value	$ 6,274